CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (8,167,283)	$ (1,658,775)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	4,507,737	(406,549)
Interest earned on marketable securities held in Trust Account	(45,303)	(49,590)
Unrealized loss on marketable securities held in Trust Account		785
Changes in operating assets and liabilities:
Prepaid expenses	192,898	(608,945)
Accrued expenses	2,754,418	1,112,155
Net cash used in operating activities	(757,533)	(1,084,845)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		234,951,394
Proceeds from promissory note - related party	100,000	100,349
Payment of offering costs		(195,229)
Net cash provided by financing activities	100,000	241,551,091
Net Change in Cash	(657,533)	719,926
Cash - Beginning	719,926	0
Cash - Ending	62,393	719,926
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption		215,057,051
Change in value of Class A ordinary shares subject to possible redemption	$ 26,864,984	(2,081,607)
Deferred underwriting fee payable		$ 8,391,121